Label	Element	Value
Innovator Equity Defined Protection ETF - 1 Yr November | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator Equity Defined Protection ETF - 1 Yr November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: 568.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Innovator Equity Defined Protection ETF - 1 Yr November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: 611.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.30%)